Unaudited Condensed Statement of Changes in Shareholders' Equity - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at May. 05, 2020
Balance (in Shares) at May. 05, 2020
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Sale of units in initial public offering, less fair value of public warrants	$ 3,450		333,094,050		333,097,500
Sale of units in initial public offering, less fair value of public warrants (in Shares)	34,500,000
Offering costs			(18,855,111)		(18,855,111)
Shares subject to possible redemption	$ (2,998)		(299,801,682)		(299,804,680)
Shares subject to possible redemption (in Shares)	(29,980,468)
Net loss				(9,462,708)	(9,462,708)
Balance at Dec. 31, 2020	$ 452	$ 863	14,461,394	(9,462,708)	5,000,001
Balance (in Shares) at Dec. 31, 2020	4,519,532	8,625,000
Shares subject to possible redemption	$ 32		3,183,498		3,183,530
Shares subject to possible redemption (in Shares)	318,353
Net loss				(3,183,527)	(3,183,527)
Balance at Mar. 31, 2021	$ 484	$ 863	$ 17,644,892	$ (12,646,235)	$ 5,000,004
Balance (in Shares) at Mar. 31, 2021	4,837,885	8,625,000